Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001660334
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Verrica Pharmaceuticals Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38529
Entity Tax Identification Number	46-3137900
Entity Address, Address Line One	44 W. Gay St.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	West Chester
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19380
City Area Code	(484)
Local Phone Number	453-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	VRCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false